Schedule I - Condensed Financial Information Of Parent (Schedule Of Condensed Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Cash and cash equivalents	$ 513	$ 291	$ 527	$ 219
Advances to affiliates	13	16
Income taxes receivable	183	47
Total current assets	6,480	5,542
Equipment	49,567	46,289
Accumulated depreciation	15,912	14,840
Net property, plant, and equipment	33,655	31,449
Income taxes receivable	386	565
Other	682	614
TOTAL ASSETS	49,750	46,025
Income taxes payable	110	77
Other	1,836	1,558
Total current liabilities	7,749	7,185
Long-term debt	11,766	10,906
Other	2,136	2,085
Total noncurrent liabilities	29,648	27,306
Common stock	7,602	6,878
Reinvested earnings	4,712	4,606
Accumulated other comprehensive loss	(213)	(202)
Total shareholders' equity	12,101	11,282
TOTAL LIABILITIES AND EQUITY	49,750	46,025
PG&E Corporation [Member]
Cash and cash equivalents	209	240	193	167
Advances to affiliates	18	25
Income taxes receivable	8	1
Deferred income taxes	4	5
Total current assets	239	271
Equipment	14	14
Accumulated depreciation	(14)	(14)
Net property, plant, and equipment
Investments in subsidiaries	12,378	11,618
Other investments	94	89
Income taxes receivable	2
Deferred income taxes	143	116
Other	2	2
Total noncurrent assets	12,619	11,825
TOTAL ASSETS	12,858	12,096
Accounts payable - related parties		106
Accounts payable - other	21	3
Income taxes payable	57	1
Other	208	213
Total current liabilities	286	323
Long-term debt	349	349
Income taxes payable	3	48
Other	119	94
Total noncurrent liabilities	471	491
Common stock	7,602	6,878
Reinvested earnings	4,712	4,606
Accumulated other comprehensive loss	(213)	(202)
Total shareholders' equity	12,101	11,282
TOTAL LIABILITIES AND EQUITY	$ 12,858	$ 12,096